Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Operating lease, rent expense	$ 940,000	$ 307,000
Amount of contingent liabilities payable	132,000
Provision for contingent liabilities	$ 0
Milan office
Other Commitments [Line Items]
Operating lease, option to renew	true
Operating lease, renewal term	6 years